Short-term Borrowings and Long-term Debt - Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Disclosure [Abstract]
2018	¥ 5,000
2019	5,000
2020	¥ 5,000